Ordinary shares	12 Months Ended
Dec. 31, 2020
Ordinary shares
Ordinary shares
26. Ordinary shares
Upon inception, 1 ordinary share was issued at a par value of US$0.00002 per share.
In March 2014, the Company issued 351,678,637 ordinary shares to Huang River Investment Limited, a wholly owned subsidiary of Tencent Holdings Limited (“Tencent”), in connection with Tencent Transaction (Note 31). Additionally, upon the initial public offering in May 2014, the Company issued 166,120,400 Class A ordinary shares. Concurrently, the Company issued 139,493,960 Class A ordinary shares in a private placement to Huang River Investment Limited.
In June 2016, the Company issued 144,952,250 Class A ordinary shares to Newheight Holdings Ltd., a wholly owned subsidiary of
Wal-Mart
Stores, Inc. (“Walmart”), in connection with Walmart transaction. In the transaction, Walmart transferred Yihaodian marketplace platform assets to the Group, including the Yihaodian brand, mobile apps and websites, and entered into business cooperation arrangements with the Group in return.
In June 2018, the Company issued 27,106,948 Class A ordinary shares to Google LLC, and received a consideration of RMB3,531,870,000 after deducting financing charges.
In May 2019, the Company issued 8,127,302 Class A ordinary shares to Huang River Investment Limited (Note 31).
In May 2020, the Company issued 2,938,584 Class A ordinary shares to Huang River Investment Limited (Note 31).
In June 2020, the Company completed its global offering and the Company’s shares have been listed on the Main Board of the HKEX. Accordingly, the Company issued 152,912,100 Class A ordinary shares, including the exercise of the over-allotment option.
The ordinary shares reserved for future exercise of the RSUs and share options were 137,075,214 and 139,186,246 as of December 31, 2019 and 2020, respectively.